                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/13
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier          Carmel, California      5/14/13
   -------------------------------   ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
    ---------------             ------------------------------------

    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: $286,178
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

              28-4792                   Neumeier Poma Investment Counsel LLC
    ------    -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                            OTHER       VOTING AUTHORITY
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Acacia Research                    COM      003881307     12312    408100            408100           316850  91250
Allied Nevada Gold Corp.           COM      019344100       759     46100             46100            27900  18200
Amtrust Financial Service          COM      032359309      9388    270925            270925           207325  63600
Bank Of The Ozarks                 COM      063904106     17091    385375            385375           301575  83800
Chart Industries Inc.              COM      16115Q308      4791     59880             59880            45680  14200
Coherent Inc.                      COM      192479103      8654    152525            152525           119025  33500
Dresser-Rand Group Inc.            COM      261608103      8380    135900            135900            99700  36200
Enersys                            COM      29275Y102      3416     74950             74950            58300  16650
FEI Company                        COM      30241L109     10097    156425            156425           120825  35600
First Financial Bancorp            COM      320209109      5868    365600            365600           272800  92800
Haemonetics Corporation            COM      405024100      2753     66075             66075            50875  15200
Innophos Holdings Inc.             COM      45774N108      3019     55300             55300            42200  13100
Innospec Inc.                      COM      45768S105      2610     58950             58950            38950  20000
IPG Photonics Corp.                COM      44980X109      9410    141700            141700           108000  33700
Jack Henry & Associates Inc.       COM      426281101     14086    304825            304825           235025  69800
Maximus Inc.                       COM      577933104      8267    103375            103375            79675  23700
Oriental Financial Group           COM      68618W100     14992    966594            966594           739594 227000
Pacwest Bancorp                    COM      695263103      5312    182475            182475           138475  44000
Pier 1 Imports, Inc.               COM      720279108      6549    284725            284725           223725  61000
Questcor Pharmaceuticals           COM      74835Y101      6238    191711            191711           146336  45375
Santarus Inc.                      COM      802817304      7767    448200            448200           344900 103300
Sirona Dental Systems Inc.         COM      82966C103      9507    128950            128950            99450  29500
Snap-On Incorporated               COM      833034101     12409    150050            150050           115100  34950
Stantec Inc.                       COM      85472N109     13213    300500            300500           223200  77300
Steelcase Inc.                     COM      858155203      6672    452925            452925           362175  90750
Steven Madden, Ltd.                COM      556269108     11966    276800            276800           219000  57800

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                            OTHER       VOTING AUTHORITY
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Thor Industries Inc.               COM      885160101      6535    177625            177625           138225  39400
Tupperware Brands Corp.            COM      899896104     14037    171725            171725           132325  39400
Ultratech Inc.                     COM      904034105     11071    280075            280075           215875  64200
UMB Financial Corp.                COM      902788108     11466    233675            233675           177575  56100
US Ecology Inc.                    COM      91732J102      4531    170650            170650           125200  45450
Veeco Instruments Inc.             COM      922417100      5237    136350            136350           102850  33500
Wabtec Corporation                 COM      929740108     12197    119450            119450            91200  28250
SPDR Gold Trust                    ETF      78463V107      5578     36113             36113            35938    175